Securities - Summary of Residual Term to Contractual Maturity of Financial Instruments (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 56,099	$ 53,997
Securities measured at amortized cost	52,484	35,159
Securities issued	175,879	161,401
Denominated in US Dollars [member]
Disclosure of financial assets [line items]
Securities issued	83,200	80,200
Denominated in other foreign currencies [member]
Disclosure of financial assets [line items]
Securities issued	8,851	4,611
Financial assets at fair value [member]
Disclosure of financial assets [line items]
Securities issued	173,663	161,712
Mortgage backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	1,163	1,545
Canada mortgage and housing corporation securities [member] | Mortgage backed securities [member]
Disclosure of financial assets [line items]
Securities issued	2,877	1,954
Securities measured at amortized cost [member] | Insured By CMHC [member] | Mortgage backed securities [member] | Amortized cost [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	225	419
Securities measured at amortized cost [member] | Insured By CMHC [member] | Mortgage backed securities [member] | Financial assets at fair value [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	225	420
Securities measured at amortized cost [member] | Issued by Federal national mortgage association Securities [member] | Mortgage backed securities [member] | Amortized cost [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	806	838
Securities measured at amortized cost [member] | Issued by Federal national mortgage association Securities [member] | Mortgage backed securities [member] | Financial assets at fair value [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	743	851
Securities measured at amortized cost [member] | Issued by Federal home loan mortgage corporation Securities [member] | Mortgage backed securities [member] | Amortized cost [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	1,962	1,823
Securities measured at amortized cost [member] | Issued by Federal home loan mortgage corporation Securities [member] | Mortgage backed securities [member] | Financial assets at fair value [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	1,777	1,859
Securities measured at amortized cost [member] | Issued by government national mortgage association Securities [member] | Mortgage backed securities [member] | Amortized cost [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	57	39
Securities measured at amortized cost [member] | Issued by government national mortgage association Securities [member] | Mortgage backed securities [member] | Financial assets at fair value [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	52	40
Debt securities designated at FVOCI [member] | Insured By CMHC [member] | Mortgage backed securities [member] | Amortized cost [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	192	301
Debt securities designated at FVOCI [member] | Insured By CMHC [member] | Mortgage backed securities [member] | Financial assets at fair value [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	193	303
Debt securities designated at FVOCI [member] | Issued by Federal national mortgage association Securities [member] | Mortgage backed securities [member] | Amortized cost [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	439	537
Debt securities designated at FVOCI [member] | Issued by Federal national mortgage association Securities [member] | Mortgage backed securities [member] | Financial assets at fair value [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	416	554
Debt securities designated at FVOCI [member] | Issued by Federal home loan mortgage corporation Securities [member] | Mortgage backed securities [member] | Amortized cost [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	190	235
Debt securities designated at FVOCI [member] | Issued by Federal home loan mortgage corporation Securities [member] | Mortgage backed securities [member] | Financial assets at fair value [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	180	243
Debt securities designated at FVOCI [member] | Issued by government national mortgage association Securities [member] | Mortgage backed securities [member] | Amortized cost [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	381	443
Debt securities designated at FVOCI [member] | Issued by government national mortgage association Securities [member] | Mortgage backed securities [member] | Financial assets at fair value [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 374	$ 445